Accounts Receivable - Schedule of Movement of Allowance Against Expected Credit Losses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Allowance Against Expected Credit Losses [Abstract]
Opening balance	¥ 14,315,654	¥ 1,852,816	¥ 303,038
Adjustment of opening balance due to adoption of ASU 2016-13		8,821,129
Provision of expected credit losses	12,345,318	4,031,265	1,852,816
Writing off accounts receivable		(389,556)	(303,038)
Ending balance	¥ 26,660,972	¥ 14,315,654	¥ 1,852,816